Restatement of prior year disclosures (Tables)	3 Months Ended
Mar. 31, 2021
Disclosure of reclassifications or changes in presentation [abstract]
Summary of reclassification of Income Statement

	Quarter		Quarter
	ended		ended
	Mar 2020		Mar 2020
US Dollar Million	As previously reported	Adjustments	Restated
Profit for the period	171	—	171

Items that will be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(127)	56	(71)

Items that will not be reclassified subsequently to profit or loss:
Exchange differences on translation of non-foreign operations	—	(56)	(56)
Net gain (loss) on equity investments	(25)	—	(25)
Deferred taxation thereon	2	—	2
	(23)	(56)	(79)
Other comprehensive income ( loss) for the period, net of tax	(150)	—	(150)
Total comprehensive income (loss) for the period, net of tax	21	—	21